Stock-Based Compensation (Details) - USD ($)								3 Months Ended			12 Months Ended
	Dec. 18, 2024	Dec. 16, 2024	Dec. 15, 2024	Nov. 13, 2024	Nov. 08, 2024	Dec. 22, 2023	Sep. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Stock-Based Compensation [Line Items]
Stock options issued (in Shares)	1,666,666						8,767
Share-based compensation expense									$ 325,032
Aggregate intrinsic value of stock options outstanding									0		$ 0
Common stock shares (in Shares)			2,385,170					2,385,170
Stock grants with fair value					$ 108,344
Old Nukk Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share-based compensation expense								$ 177,905	$ 5,603	$ 74,668	$ 229,605	$ 370,878
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock shares (in Shares)		1,337,500				125,000
Stock grants with fair value		$ 1,859,125
Stock Option [Member]
Stock-Based Compensation [Line Items]
Stock options issued (in Shares)				100,000
Common stock shares (in Shares)			2,385,170					2,385,170